Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses and other current assets	Prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following:

	As at December 31, 2021	As at December 31, 2020
	$	$
Insurance	2,175,379	—
Prepaid clinical trial expenses	1,973,609	1,763,731
Deposit on production equipment	703,461	—
Canadian harmonized sales tax receivable	72,666	58,982
Other	105,450	27,633
Total	5,030,565	1,850,346